Income Taxes - Summary of significant components of the Company's deferred income tax asset (liabilities) (Detail) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning			$ (2,291,057)	$ (4,168,905)	$ (4,168,905)	$ (3,854,615)
Acquired in business combinations						(1,136,805)
Recovery/ (expense) through earnings	$ 390,502	$ 476,413	1,872,736	968,237	1,822,109	668,209	$ 2,692,313
Recovery/ (expense) through equity						24,000
Recovery/ (expense) through OCI					55,739	130,306
Balance in ending					(2,291,057)	(4,168,905)	(3,854,615)
Property, plant and equipment [member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning			68,259	261,661	261,661
Acquired in business combinations						(376)
Recovery/ (expense) through earnings					(195,977)	263,436
Recovery/ (expense) through OCI					2,575	(1,399)
Balance in ending					68,259	261,661
Intangible assets other than goodwill [member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning			(3,523,184)	(5,012,355)	(5,012,355)	(5,321,008)
Acquired in business combinations						(1,136,429)
Recovery/ (expense) through earnings					1,415,370	1,280,692
Recovery/ (expense) through OCI					73,801	164,390
Balance in ending					(3,523,184)	(5,012,355)	(5,321,008)
Loans And Accrued Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning			(245,012)	(1,714,850)	(1,714,850)	(1,696,435)
Recovery/ (expense) through earnings					1,471,654	(41,233)
Recovery/ (expense) through equity						24,000
Recovery/ (expense) through OCI					(1,816)	(1,182)
Balance in ending					(245,012)	(1,714,850)	(1,696,435)
Share Issuance Costs [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning			52,920	27,453	27,453
Recovery/ (expense) through earnings					25,467	27,453
Balance in ending					52,920	27,453
Foreign Exchange [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning			(6,741)	0	0	(39,533)
Recovery/ (expense) through earnings					(6,765)	39,533
Recovery/ (expense) through OCI					24
Balance in ending					(6,741)	0	(39,533)
Non-capital losses/net operating losses [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning			$ 1,362,701	$ 2,269,186	2,269,186	3,202,361
Recovery/ (expense) through earnings					(887,640)	(901,672)
Recovery/ (expense) through OCI					(18,845)	(31,503)
Balance in ending					$ 1,362,701	$ 2,269,186	$ 3,202,361